Stock-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period - minimum	1 year
Stock option exercisable period - maximum	10 years
Granted (shares)	0	0	0
Total intrinsic value of options exercised	$ 48	$ 21	$ 63
Proceeds from the exercise of stock options	50	46	65
Excess tax benefit realized for tax deductions from options exercised	8	2	10
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	260	188	222
Tax benefit recognized from awards	$ 62	$ 45	$ 53
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period		3 years	3 years
Shares granted (shares)	648,973	402,486	576,855
Return on tangible common shareholders' equity, percentage	70.00%
Total shareholder return, percentage	30.00%
Measurement period	3 years
Threshold percent of award	150.00%
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 281
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period (in years)	2 years 2 months 12 days
Total fair value of stock-based compensation that vested during the period	$ 240	$ 263	$ 278
Tax benefit from awards vested during period	$ (8)	(4)	11
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1	1	1
Tax benefit recognized from awards	$ 1	1	1
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	23,481,182
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 64	$ 43	$ 84